NON-CONSOLIDATED FINANCIAL STATEMENTS OF THE CORPORATION - Non-consolidated and condensed balance sheets (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Assets
Current assets	$ 1,280.2	$ 1,113.1
Loans to the parent corporation		701.1
Other assets	395.1	248.4
Total assets	9,843.9	10,423.5
Liabilities and equity
Current liabilities	1,327.8	1,249.6
Advance from the parent corporation	16.9
Long-term debt	5,700.5	5,854.5
Other liabilities	392.7	332.2
Equity attributable to shareholders	1,318.8	1,933.1
Total liabilities and equity	9,843.9	10,423.5
Parent Company
Assets
Current assets	187.0	161.0
Investments in subsidiaries at cost	618.2	524.0
Advances to subsidiaries	60.1	64.8
Convertible obligations, subordinated loans and notes receivable - subsidiaries	3,594.5	2,673.7
Loans to the parent corporation		701.1
Other assets	325.0	341.3
Total assets	4,784.8	4,465.9
Liabilities and equity
Current liabilities	90.8	78.0
Advance from the parent corporation	16.9
Long-term debt	1,589.0	1,614.3
Advances from subsidiaries	171.2	130.4
Other liabilities	53.7	50.4
Subordinated loan and notes payable - subsidiaries	3,752.0	2,832.0
Equity attributable to shareholders	(888.8)	(239.2)
Total liabilities and equity	$ 4,784.8	$ 4,465.9